SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On November 3, 2015, the Company issued a secured promissory note to an investor in the principal amount of $217,500. The note carried an original issue discount of $117,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 4, 2015, the Company issued a secured promissory note to an investor in the principal amount of $180,461. The note carried an original issue discount of $30,461, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 20, 2015, the Company issued 200,000 shares of common stock pursuant to the terms of a letter agreement dated July 24, 2015 between the Company and a consultant pursuant to which the consultant agreed to provide investor relations services to the Company in consideration of the payment of a monthly fee of $15,000 per month and the issuance of 200,000 shares of common stock in the capital of the Company for the initial six month term of the agreement. The shares were valued at $0.64 per share or $128,000.

On November 20, 2015, the Company issued 40,000 shares of common stock pursuant to the terms of an investor relations consulting agreement having an effective date of September 1, 2015 between the Company and Hayden IR, LLC (“Hayden”), pursuant to which Hayden agreed to provide investor relations services to the Company in consideration of: (i) the payment to Hayden of a monthly fee of $3,500 per month for the first three months of the term, $5,000 per month for months four through six of the term, $7,500 per month for months seven through ten of the term, and $8,500 per month for months eleven through thirteen of the term; and (ii) the issuance to Hayden of 40,000 shares of common stock in the capital of the Company. The shares were valued at $0.64 per share or $25,600.

Effective October 7, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective November 20, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective December 10, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Effective December 31, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Effective December 31, 2015, the Company issued 500,000 shares of common stock to one investor at a price of $0.30 per share for total consideration of $150,000.

On January 25, 2016, the Company entered into an amending agreement with the Company’s wholly-owned subsidiary, Epic Stores, LLC, and Epic Store Funding Corp. (the “Funding Corp.”) amending a note purchase agreement dated April 16, 2015, pursuant to which the subsidiary issued Funding Corp. a convertible promissory note dated April 16, 2015 in the principal amount of $200,000, which was to be repaid by the subsidiary to Funding Corp. on or before June 30, 2015. Under the terms of the original note purchase agreement, the subsidiary and Epic Funding agreed that they would use their commercially reasonable efforts to agree upon the price and other terms of securities of the subsidiary into which Funding Corp. could, at its option, convert the principal and interest of the note and, in the event that they were unable to so agree on or prior to the June 30, 2015, the subsidiary would pay Funding Corp., in addition to any other amounts due and owing under the note, a break-up fee of $50,000. The Company completed the acquisition of the subsidiary on June 24, 2015. Notwithstanding that the subsidiary and Funding Corp. had not agreed to conversion terms by June 30, 2015, the fee was not paid. Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, have not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $20,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

In consideration of the foregoing amendments, the Company agreed to issue Funding Corp., at the time of full repayment of all amounts owing in connection with the note:

(a)	145,000 stock purchase warrants, plus
(b)	commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Each warrant will be exercisable into one share of the Company’s common stock at a price of $1.02 per share until the date that is two years from the date of issuance.

On January 29, 2016, the Company entered into a securities purchase agreement dated January 27, 2016 with Old Main Capital, LLC (“Old Main”), pursuant to which Old Main agreed to purchase an aggregate of up to $500,000 in subscription amount corresponding to an aggregate of up to $543,478 in principal amount of 10% senior secured convertible promissory notes due, subject to the terms therein, 12 months from the date of issuance. The purchase will occur in up to four tranches, with the first tranche of $250,000 being closed upon the execution of the purchase agreement, the second tranche of $50,000 occurring within three trading days of the date that a registration statement registering shares of the Company’s common stock issuable upon conversion or redemption of the notes and issuable in lieu of the cash payment of interest on the notes is filed with the SEC, the third tranche of $50,000 occurring within three trading days of the date that the Company receives initial comments from the SEC on such registration statement or the date that the Company is notified by the SEC that such registration statement will not be reviewed, and the fourth tranche of $150,000 occurring within three trading days of the date that such registration statement is declared effective by the SEC. Old Main is not required to fund any of the second through fourth tranches if (a) an event of default occurs, (b) the Company has not timely filed (or obtained extensions and filed within the applicable grace period) all reports other than Form 8-K reports required to be filed pursuant to the Securities Exchange Act of 1934 and (c) the Company’s common stock is not DWAC eligible or subject to a “DTC” chill.

The notes will bear interest at the rate of 10% per annum, which interest amount will be guaranteed for six months and such interest due on the notes for a period of six months will be deemed earned as of the original issue date of the notes. All overdue accrued and unpaid interest to be paid under the notes will incur a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the notes, the Company may prepay any portion of the principal amount of the notes and any accrued and unpaid interest by paying the principal amount of the notes and interest multiplied by 130%. At the earlier of the six month anniversary of the closing date or the effective date of the registration statement described above, the Company must redeem 1/12th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payment may be made, at the Company’s option, in cash or, subject to certain conditions, in shares of the Company’s common stock pursuant to a conversion rate equal to the lower of (a) $0.63 (the “Fixed Conversion Price”) or (b) 54% of the lowest daily volume weighted average price of the Company’s common stock (the “VWAP”) in the 20 consecutive trading days immediately prior to the applicable conversion date. At any time after the issue date of the notes, the holder may convert the notes into shares of the Company’s common stock at the holder’s option. The conversion price will be the Fixed Conversion Price. If the Company sells or issues common stock or certain common stock equivalents at an effective price per share that is lower than the Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

On January 29, 2016, the Company issued Old Main a note in the principal amount of $271,739 with the original issue date of January 27, 2016 in exchange for $250,000 pursuant to the securities purchase agreement dated January 27, 2016 with Old Main.

On January 29, 2016, the Company also entered into a registration rights agreement dated January 27, 2016 with Old Main pursuant to which the Company is obligated to file a registration statement to register the resale of the shares of the Company’s common stock issuable upon conversion of the notes. The Company also agreed to file the registration statement no later than the 45th calendar day after the initial closing date of January 29, 2016 and to use its best efforts to cause the registration statement to be declared effective as promptly as possible after the filing, but in any event no later than 135th calendar day after the initial closing date of January 29, 2016.

On January 29, 2016, the Company’s subsidiaries jointly and severally agreed to guarantee and act as surety for the payment of the notes issued to Old Main pursuant to a subsidiary guarantee dated January 27, 2016. In addition, on January 29, 2016, the Company and its subsidiaries entered into a security agreement dated January 27, 2016 with Old Main, pursuant to which the Company and its subsidiaries agreed to pledge, grant and hypothecate to Old Main a perfected, first priority security interest in and to, a lien upon and a right of set-off against all of their respective right, title and interest of whatsoever kind and nature in and to, the collateral, including all goods, all contract rights and other general intangibles, all accounts, and all investment property and general intangibles respecting ownership and/or other equity interests in each of the Company’s subsidiaries.

On January 29, 2016, the Company issued Old Main an 8% senior convertible promissory note in the principal amount of $500,000 with the original issue date of January 27, 2016 for Old Main’s commitment to the equity line transaction and preparation of the related transaction documents described above. The 8% note bears interest at the rate of 8% per annum. All overdue accrued and unpaid interest to be paid under the 8% note will incur a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the 8% note, the Company may prepay any portion of the principal amount of the 8% note and any accrued and unpaid interest by paying the principal amount of the 8% note and interest multiplied by 130%. At the earlier of the six month anniversary of the original issue date or the date that a registration statement registering shares of the Company’s common stock issuable upon conversion of the 8% note is declared effective by the SEC, the Company must redeem 1/6th of the face amount of the 8% note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at the Company’s option, in cash or, subject to certain conditions, in shares of the Company’s common stock pursuant to the conversion rate equal to the lower of (a) $0.98 (the “8% Fixed Conversion Price”) or (b) 54% of the lowest VWAP in the 10 consecutive trading days immediately prior to the applicable conversion date. At any time after the issue date of the 8% note, the holder may convert the 8% note into shares of the Company’s common stock at the holder’s option. The conversion price will be the 8% Fixed Conversion Price. If the Company sells or issues common stock or certain common stock equivalents at an effective price per share that is lower than the 8% Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

In connection with the above transactions with Old Main, on January 29, 2016, the Company entered into a leak-out agreement dated January 27, 2016 with Conner Clay, pursuant to which it was agreed that Mr. Clay will be entitled to sell shares of the Company’s common stock in an amount equal to not more than 20% of the volume of the Company’s common stock on any given day of trading until the six month anniversary of the date of the leak-out agreement.

On January 1, 2015, the Company renegotiated management consulting agreements with Wayne Riggs, Brian Davidson and Bob Riggs.  Under the terms of the renegotiated agreements, each officer is to receive $160,000 annually, a reimbursement for health insurance costs, and the right to participate in the Company's stock option plan, when and if established.

On March 2, 2015, the Company entered into a letter of intent with Be At TV, Inc. ("BE AT"), pursuant to which BE AT agreed to acquire all of the outstanding securities of the Company. In connection with the entry into the letter of intent, on March 18, 2015, the Company entered into a loan agreement with a third party lender, pursuant to which the lender agreed to make a loan in the principal amount of $750,000 to the Company. The loan bore interest at the rate of 12% per annum, and had a maturity date of September 18, 2015. As security for the secured note, the Company provided the lender with security over all of the Company's assets pursuant to the terms of a general security agreement made by the Company in favor of the lender. In connection with the closing of the Exchange Agreement (as defined below), the principal amount outstanding under the note and accrued interest thereon, totaling $770,959, was settled by the issuance of units of BE AT at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of BE AT and one warrant, each of which is exercisable into one share of common stock of BE AT at a price of $1.02 until June 24, 2018.

On March 3, 2015, the Company appointed Zachary Bradford to serve as the Chief Financial Officer ("CFO") of the Company. In connection with this appointment, the Company entered into a consulting agreement with Mr. Bradford, pursuant to which the Company agreed to pay Mr. Bradford a consulting fee of $5,500 per month, plus expenses incurred. The Company also entered into certain agreements with Bluechip Advisors LLC ("Bluechip"), a company in which Mr. Bradford holds a 50 percent interest, having a term from March 1, 2015 through February 28, 2016, pursuant to which Bluechip agreed to provide controller and accounting services for base fee compensation of $8,000 per month, plus expenses, for the Company's current eight stores, plus an additional fee of $200 per month for each other store opened. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings in connection with the closing of the acquisition of the Company by BE AT, for estimated fees of between $45,000 and $55,000, with $20,000 paid upon execution of the agreement, $10,000 paid on April 10, 2015 and the balance paid on presentation of final invoice by Bluechip.

During the quarter ended March 31, 2015, the Company received $400,000 from one investor to purchase 705,882 shares of the Company's common stock.

On April 16, 2015, the Company issued a secured convertible promissory note in the principal amount of $200,000 to an investor. The note bears a 23% annual interest rate and matures on June 30, 2015. The note was convertible into one Class B Unit of Epic LLC. As a result of the contribution of all of the assets of Epic LLC into Epic Corp., the note is now convertible into 352,941 shares of the Company's common stock, which represents the pro rata value provided to each Class B Unit holder at the time of the contribution. The note is secured by all assets of the Company.

The note carries a break-up provision which states that the parties shall use commercially reasonable efforts to negotiate future financing and convert the then outstanding principal and interest of the note into securities of the Company.  In the event the parties are unable to agree on mutually agreeable terms on or prior to June 30, 2015, the Company shall pay to the lender, in addition to any other amounts due and owing under the note, a break-up fee in an amount equal to $50,000.

During the month ending April 30, 2015, the Company received $400,000 from two investors to purchase 1,031,788 shares of the Company's common stock.

On August 15, 2014, the Company issued two promissory notes to two investors, each in the principal amount of $250,000. The notes bore a 16% annual interest rate and were to mature at the earlier of the sale of the Company or December 31, 2018. On May 20, 2015, the Company and the note holders agreed to settle 50% of their respective balances outstanding under the note in consideration for the issuance of 317,229 shares of the Company's common stock to each of the note holders.

On May 4, 2015, Epic LLC entered into a contribution agreement with Epic Corp. pursuant to which Epic LLC contributed all of its assets to Epic Corp. in exchange for the issuance of an aggregate of 24,083,493 shares of the common stock of Epic Corp.

On May 21, 2015, Epic LLC and its members executed a conversion and liquidation agreement converting all units of Epic LLC into Class A Units, which in turn were converted into an aggregate of 24,083,493 shares of the common stock of Epic Corp. Upon execution of the conversion and liquidation agreement, the members of Epic LLC authorized its manager to take action as needed to dissolve Epic LLC.

As of May 21, 2015, the Company had declared and unpaid dividends totaling $74,687 due to Class C Unit holders. These unpaid dividends were settled through the issuance of an aggregate of 131,449 shares of common stock of Epic Corp. in connection with the contribution of all of the assets of Epic LLC to Epic Corp.

On June 3, 2015, the Company issued an aggregate of 2,210,937 shares of common stock to four officers of the Company and five stockholders of the Company at a discounted price of $0.001 per share. 1,206,789 shares were issued to officers. The discount provided to the officers was fair valued at $0.39 per share in accordance with ASC 718 and recorded as payroll and related expenses of $470,647. 1,004,149 shares were issued to existing stockholders. The discount provided to the stockholders was deemed to be a stock dividend and was fair valued at $0.39 per share in accordance with ASC 718, and a reduction to retained earnings of $391,619 was recorded as a result.

On June 24, 2015, the Company entered into, and closed, a share exchange agreement dated June 24, 2015, among BE AT, the Company and the stockholders of the Company (the "Exchange Agreement"), pursuant to which BE AT acquired all of the Company's 27,083,493 issued and outstanding shares of common stock from the Company's stockholders in consideration for the issuance of an aggregate of: (i) 19,959,975 shares of BE AT’s common stock, and (ii) 1,133,813 warrants, each of which is exercisable into one share of BE AT's common stock at a price of $1.02 per share until June 24, 2018. As a result of the closing of the Exchange Agreement, the Company became a wholly-owned subsidiary of BE AT.

In connection with the closing of the Exchange Agreement, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of BE AT at a deemed conversion price of $0.3675 per unit. Each unit consisted of one share of common stock in the capital of BE AT and one warrant, each of which is exercisable into one share of common stock of BE AT at a price of $1.02 per share until June 24, 2018.

In connection with the closing of the Exchange Agreement, BE AT experienced a change of control as four new directors, all of whom are directors of the Company, were appointed to BE AT's board, all of BE AT's prior management resigned and were replaced by management nominated by the Company, and former stockholders of the Company were issued shares of BE AT's common stock that constituted approximately 58.1% of BE AT's issued and outstanding shares, on an undiluted basis, at the time of closing of the Exchange Agreement. As a result, BE AT determined to treat the acquisition of the Company as a reverse merger and recapitalization for accounting purposes, with the Company as the acquirer for accounting purposes.

On August 13, 2015, the Company issued a secured promissory note to an investor in the principal amount of $195,000. The note carried an original issue discount of $45,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,547 over the six month term and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and is being amortized over the life of term of the note.

The Company received $372,969 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements during the nine months ended September 30, 2015.

On November 3, 2015, the Company issued a secured promissory note to an investor in the principal amount of $217,500. The note carried an original issue discount of $117,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 4, 2015, the Company issued a secured promissory note to an investor in the principal amount of $180,461. The note carried an original issue discount of $30,461, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 20, 2015, the Company issued 200,000 shares of common stock pursuant to the terms of a letter agreement dated July 24, 2015 between the Company and a consultant pursuant to which the consultant agreed to provide investor relations services to the Company in consideration of the payment of a monthly fee of $15,000 per month and the issuance of 200,000 shares of common stock in the capital of the Company for the initial six month term of the agreement. The shares were valued at $0.64 per share or $128,000.

On November 20, 2015, the Company issued 40,000 shares of common stock pursuant to the terms of an investor relations consulting agreement having an effective date of September 1, 2015 between the Company and Hayden IR, LLC (“Hayden”), pursuant to which Hayden agreed to provide investor relations services to the Company in consideration of: (i) the payment to Hayden of a monthly fee of $3,500 per month for the first three months of the term, $5,000 per month for months four through six of the term, $7,500 per month for months seven through ten of the term, and $8,500 per month for months eleven through thirteen of the term; and (ii) the issuance to Hayden of 40,000 shares of common stock in the capital of the Company. The shares were valued at $0.64 per share or $25,600.

Effective October 7, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective November 20, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective December 10, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Effective December 31, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

On October 2, 2015, HH-Poca Fiesta, LLC (“HH”) commenced an action against the Company in the Maricopa County Superior Court, Arizona, related to a lease dated October 7, 2013 with respect to one of the Company’s former retail premises, located at 1110 West Southern Avenue, Suite 20, in Mesa, Arizona. The Company continued to accrue rent on a monthly basis through December 31, 2015 totaling $46,969. On January 5, 2016, the Company entered into a settlement agreement dated January 5, 2016 with HH with respect to the settlement of such claim.

Pursuant to the terms of the settlement agreement, HH has agreed to settle its claims against the Company in exchange for payment of $200,000, which is to be paid according to the following schedule: (i) $17,000 on or before January 5, 2016 (which has been paid); (ii) $2,000 on or before January 11, 2016 (which has been paid); (iii) $2,000 each week thereafter until March 7, 2016; and (iv) the remaining $165,000 on or before March 11, 2016 (each, a “Settlement Installment”).

In connection with the foregoing, the Company agreed to deliver an executed stipulation to judgment to HH, which provides for the entry of a judgment in the lawsuit in favor of HH in the amount of $335,000. In the event that any of the Settlement Installments are not made in the time provided in the settlement agreement (after giving effect to any applicable grace periods), HH will be entitled to immediately file the stipulation with the court, and lodge the judgment for immediate entry by the court, provided that the amounts of any Settlement Installments the Company has previously paid will be deemed payments against the judgment. Assuming the Company pays all Settlement Installments as provided in the settlement agreement, HH will destroy the executed stipulation and the lawsuit will be dismissed, and HH will release the Company from any claims related to the lawsuit, the lease and the leased premises.

On January 25, 2016, the Company entered into an amending agreement with the Company’s wholly-owned subsidiary, Epic Stores, LLC, and Epic Store Funding Corp. (the “Funding Corp.”) amending a note purchase agreement dated April 16, 2015, pursuant to which the subsidiary issued Funding Corp. a convertible promissory note dated April 16, 2015 in the principal amount of $200,000, which was to be repaid by the subsidiary to Funding Corp. on or before June 30, 2015. Under the terms of the original note purchase agreement, the subsidiary and Epic Funding agreed that they would use their commercially reasonable efforts to agree upon the price and other terms of securities of the subsidiary into which Funding Corp. could, at its option, convert the principal and interest of the note and, in the event that they were unable to so agree on or prior to the June 30, 2015, the subsidiary would pay Funding Corp., in addition to any other amounts due and owing under the note, a break-up fee of $50,000. The Company completed the acquisition of the subsidiary on June 24, 2015. Notwithstanding that the subsidiary and Funding Corp. had not agreed to conversion terms by June 30, 2015, the fee was not paid. Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, have not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $20,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

In consideration of the foregoing amendments, the Company agreed to issue Funding Corp., at the time of full repayment of all amounts owing in connection with the note:

(a)	145,000 stock purchase warrants, plus
(b)	commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Each warrant will be exercisable into one share of the Company’s common stock at a price of $1.02 per share until the date that is two years from the date of issuance.

On January 29, 2016, the Company entered into a securities purchase agreement dated January 27, 2016 with Old Main Capital, LLC (“Old Main”), pursuant to which Old Main agreed to purchase an aggregate of up to $500,000 in subscription amount corresponding to an aggregate of up to $543,478 in principal amount of 10% senior secured convertible promissory notes due, subject to the terms therein, 12 months from the date of issuance. The purchase will occur in up to four tranches, with the first tranche of $250,000 being closed upon the execution of the purchase agreement, the second tranche of $50,000 occurring within three trading days of the date that a registration statement registering shares of the Company’s common stock issuable upon conversion or redemption of the notes and issuable in lieu of the cash payment of interest on the notes is filed with the SEC, the third tranche of $50,000 occurring within three trading days of the date that the Company receives initial comments from the SEC on such registration statement or the date that the Company is notified by the SEC that such registration statement will not be reviewed, and the fourth tranche of $150,000 occurring within three trading days of the date that such registration statement is declared effective by the SEC. Old Main is not required to fund any of the second through fourth tranches if (a) an event of default occurs, (b) the Company has not timely filed (or obtained extensions and filed within the applicable grace period) all reports other than Form 8-K reports required to be filed pursuant to the Securities Exchange Act of 1934 and (c) the Company’s common stock is not DWAC eligible or subject to a “DTC” chill.

The notes will bear interest at the rate of 10% per annum, which interest amount will be guaranteed for six months and such interest due on the notes for a period of six months will be deemed earned as of the original issue date of the notes. All overdue accrued and unpaid interest to be paid under the notes will incur a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the notes, the Company may prepay any portion of the principal amount of the notes and any accrued and unpaid interest by paying the principal amount of the notes and interest multiplied by 130%. At the earlier of the six month anniversary of the closing date or the effective date of the registration statement described above, the Company must redeem 1/12th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payment may be made, at the Company’s option, in cash or, subject to certain conditions, in shares of the Company’s common stock pursuant to a conversion rate equal to the lower of (a) $0.63 (the “Fixed Conversion Price”) or (b) 54% of the lowest daily volume weighted average price of the Company’s common stock (the “VWAP”) in the 20 consecutive trading days immediately prior to the applicable conversion date. At any time after the issue date of the notes, the holder may convert the notes into shares of the Company’s common stock at the holder’s option. The conversion price will be the Fixed Conversion Price. If the Company sells or issues common stock or certain common stock equivalents at an effective price per share that is lower than the Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

On January 29, 2016, the Company issued Old Main a note in the principal amount of $271,739 with the original issue date of January 27, 2016 in exchange for $250,000 pursuant to the securities purchase agreement dated January 27, 2016 with Old Main.

On January 29, 2016, the Company also entered into a registration rights agreement dated January 27, 2016 with Old Main pursuant to which the Company is obligated to file a registration statement to register the resale of the shares of the Company’s common stock issuable upon conversion of the notes. The Company also agreed to file the registration statement no later than the 45th calendar day after the initial closing date of January 29, 2016 and to use its best efforts to cause the registration statement to be declared effective as promptly as possible after the filing, but in any event no later than 135th calendar day after the initial closing date of January 29, 2016.

On January 29, 2016, the Company’s subsidiaries jointly and severally agreed to guarantee and act as surety for the payment of the notes issued to Old Main pursuant to a subsidiary guarantee dated January 27, 2016. In addition, on January 29, 2016, the Company and its subsidiaries entered into a security agreement dated January 27, 2016 with Old Main, pursuant to which the Company and its subsidiaries agreed to pledge, grant and hypothecate to Old Main a perfected, first priority security interest in and to, a lien upon and a right of set-off against all of their respective right, title and interest of whatsoever kind and nature in and to, the collateral, including all goods, all contract rights and other general intangibles, all accounts, and all investment property and general intangibles respecting ownership and/or other equity interests in each of the Company’s subsidiaries.

On January 29, 2016, the Company issued Old Main an 8% senior convertible promissory note in the principal amount of $500,000 with the original issue date of January 27, 2016 for Old Main’s commitment to the equity line transaction and preparation of the related transaction documents described above. The 8% note bears interest at the rate of 8% per annum. All overdue accrued and unpaid interest to be paid under the 8% note will incur a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the 8% note, the Company may prepay any portion of the principal amount of the 8% note and any accrued and unpaid interest by paying the principal amount of the 8% note and interest multiplied by 130%. At the earlier of the six month anniversary of the original issue date or the date that a registration statement registering shares of the Company’s common stock issuable upon conversion of the 8% note is declared effective by the SEC, the Company must redeem 1/6th of the face amount of the 8% note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at the Company’s option, in cash or, subject to certain conditions, in shares of the Company’s common stock pursuant to the conversion rate equal to the lower of (a) $0.98 (the “8% Fixed Conversion Price”) or (b) 54% of the lowest VWAP in the 10 consecutive trading days immediately prior to the applicable conversion date. At any time after the issue date of the 8% note, the holder may convert the 8% note into shares of the Company’s common stock at the holder’s option. The conversion price will be the 8% Fixed Conversion Price. If the Company sells or issues common stock or certain common stock equivalents at an effective price per share that is lower than the 8% Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

In connection with the above transactions with Old Main, on January 29, 2016, the Company entered into a leak-out agreement dated January 27, 2016 with Conner Clay, pursuant to which it was agreed that Mr. Clay will be entitled to sell shares of the Company’s common stock in an amount equal to not more than 20% of the volume of the Company’s common stock on any given day of trading until the six month anniversary of the date of the leak-out agreement.